Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expenses [Abstract]
Schedule of Prepaid Expenses	The Company’s prepaid expenses as of December 31, 2023 and 2022 primarily consisted of the following:
	December 31, 2023	December 31, 2022
Prepaid insurance	$17,421	$26,081
Other prepaid expenses	1,858	5,029
	$19,279	$31,110